RENTAL INCOME	12 Months Ended
Dec. 31, 2016
Lease Income [Abstract]
Lease Income [Text Block]

NOTE 9. RENTAL INCOME

The Company generally rents single family homes to individuals under non-cancelable lease agreements with a term of one year. Future minimum rental revenues under existing leases on properties as of December 31, 2016 are expected to be as follows:

2017	$2,804,126
2018	1,103,683
2019	31,025
$3,938,834